                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON NOVEMBER 14, 2001
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                    THAT REQUEST EXPIRED ON FEBRUARY 14, 2002

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2001
                                               ------------------

Check here if Amendment [X]; Amendment Number: 1
                                              -----------------
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

            /s/ MARK D. LERNER             BALTIMORE, MARYLAND     2/14/02
           ------------------------      ----------------------    --------
                 [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    15
                                           ------------------------------

Form 13F Information Table Value Total:    $130,596
                                           ------------------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                           FORM 13F INFORMATION TABLE

    COLUMN 1         COLUMN 2       COLUMN 3      COLUMN 4         COLUMN 5             COLUMN 6    COLUMN 7       COLUMN 8
 ---------------  ---------------  -----------  ----------- -------------------------  ----------  --------- --------------------
                                                   VALUE       SHRS OR     SH/   PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
 NAME OF ISSUER    TITLE OF CLASS      CUSIP      (x$1000)     PRN AMT    PRN    CALL  DISCRETION   MANAGERS SOLE   SHARED   NONE
----------------  ---------------  -----------  ----------- -----------  -----  ----- -----------  --------- --------------------
AETHER                COMMON         00808V105           63      10,000    SH          SOLE                  SOLE
---------------------------------------------------------------------------------------------------------------------------------
DEAN FOODS            COMMON         242361103        1,956      42,300    SH          SOLE                  SOLE
---------------------------------------------------------------------------------------------------------------------------------
DELTA & PINE
  LAND CO             COMMON         247357106        7,217     425,000    SH          SOLE                  SOLE
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL MARINE         COMMON         379352404        3,514     251,000    SH          SOLE                  SOLE
---------------------------------------------------------------------------------------------------------------------------------
LIBERTY FINANCIAL     COMMON         530512102       19,504     614,300    SH          SOLE                  SOLE
---------------------------------------------------------------------------------------------------------------------------------
NEWPORT NEWS
SHIPBUILDING          COMMON         652228107       39,299     584,800    SH          SOLE                  SOLE
---------------------------------------------------------------------------------------------------------------------------------
RALSTON PURINA        COMMON         751277302       17,942     547,000    SH          SOLE                  SOLE
---------------------------------------------------------------------------------------------------------------------------------
RALSTON PURINA        COMMON         751277302          820      25,000    SH    CALL  SOLE                                  NONE
---------------------------------------------------------------------------------------------------------------------------------
RALSTON PURINA        COMMON         751277302          820      25,000    SH    PUT   SOLE                                  NONE
---------------------------------------------------------------------------------------------------------------------------------
READ RITE CORP        COMMON         755246105           88      30,000    SH          SOLE                  SOLE
---------------------------------------------------------------------------------------------------------------------------------
SCI SYSTEMS           COMMON         783890106       10,260     570,000    SH          SOLE                  SOLE
---------------------------------------------------------------------------------------------------------------------------------
TELESP CELULAR
  PARTICIP            COMMON         87952L108          543     102,800    SH          SOLE                  SOLE
---------------------------------------------------------------------------------------------------------------------------------
TYSON FOODS           COMMON         902494103        6,175     616,224    SH          SOLE                  SOLE
---------------------------------------------------------------------------------------------------------------------------------
ULTRAMAR DIAMOND
SHAMROCK              COMMON         904000106       21,573     450,000    SH          SOLE                  SOLE
---------------------------------------------------------------------------------------------------------------------------------
WESTVACO              COMMON         961548104          822      32,000    SH          SOLE                  SOLE
---------------------------------------------------------------------------------------------------------------------------------